Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.785%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,102,138.67

Principal:
Principal Collections	$21,069,815.75
Prepayments in Full	$11,200,471.37
Liquidation Proceeds	$541,028.46
Recoveries	$51,808.25
Sub Total	$32,863,123.83
Collections	$34,965,262.50

Purchase Amounts:
Purchase Amounts Related to Principal	$217,147.48
Purchase Amounts Related to Interest	$1,056.33
Sub Total	$218,203.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,183,466.31

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,183,466.31
Servicing Fee	$622,161.36	$622,161.36	$0.00	$0.00	$34,561,304.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,561,304.95
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,561,304.95
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,561,304.95
Interest - Class A-3 Notes	$513,040.16	$513,040.16	$0.00	$0.00	$34,048,264.79
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$33,895,498.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,895,498.79
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$33,815,347.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,815,347.62
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$33,757,432.62
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,757,432.62
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$33,686,355.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,686,355.12
Regular Principal Payment	$31,091,768.01	$31,091,768.01	$0.00	$0.00	$2,594,587.11
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,594,587.11
Residual Released to Depositor	$0.00	$2,594,587.11	$0.00	$0.00	$0.00
Total		$35,183,466.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,091,768.01
Total					$31,091,768.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,091,768.01	$64.37	$513,040.16	$1.06	$31,604,808.17	$65.43
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$31,091,768.01	$19.30	$874,949.83	$0.54	$31,966,717.84	$19.84

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$480,975,153.88	0.9958078	$449,883,385.87	0.9314356
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$703,315,153.88	0.4365868	$672,223,385.87	0.4172864

Pool Information
Weighted Average APR	3.476%	3.468%
Weighted Average Remaining Term	39.20	38.37
Number of Receivables Outstanding	45,795	44,764
Pool Balance	$746,593,632.61	$712,972,078.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$706,167,067.96	$674,570,976.64
Pool Factor	0.4472232	0.4270833

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$10,694,581.18
Yield Supplement Overcollateralization Amount	$38,401,101.70
Targeted Overcollateralization Amount	$40,748,692.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,748,692.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		117	$593,091.21
(Recoveries)		84	$51,808.25
Net Loss for Current Collection Period			$541,282.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8700%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3853%
Second Prior Collection Period			0.4481%
Prior Collection Period			0.3912%
Current Collection Period			0.8900%
Four Month Average (Current and Prior Three Collection Periods)			0.5287%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,130	$7,299,641.53
(Cumulative Recoveries)			$650,290.38
Cumulative Net Loss for All Collection Periods			$6,649,351.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3983%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,332.15
Average Net Loss for Receivables that have experienced a Realized Loss			$2,124.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.71%	631	$12,185,327.69
61-90 Days Delinquent	0.24%	72	$1,685,997.14
91-120 Days Delinquent	0.08%	25	$602,365.56
Over 120 Days Delinquent	0.10%	34	$706,373.66
Total Delinquent Receivables	2.13%	762	$15,180,064.05

Repossession Inventory:
Repossessed in the Current Collection Period		41	$910,103.99
Total Repossessed Inventory		55	$1,255,087.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2193%
Prior Collection Period			0.2795%
Current Collection Period			0.2926%
Three Month Average			0.2638%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer